AEGIS HIGH YIELD FUND

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21399

THE AEGIS FUNDS

Address:
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Name and address of agent for service:

Aegis Financial Corporation
1100 N. Glebe Rd., Suite 1040
Arlington, VA 22201

Registrant's telephone number:  (703)528-7788

Date of fiscal year end:  December 31, 2009

Date of reporting period:  July 1, 2008 - June 30, 2009


This Form N-PX is filed by The Aegis Funds (the Trust) on behalf of its sole investment series, the Aegis High Yield Fund (the Fund). During the reporting period ended June 30, 2009 the Fund did not hold any voting securities requiring a proxy vote and accordingly the Fund has no proxy voting record to report in this filing.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By: /s/ Scott L. Barbee
        President
        The Aegis Funds

Date: August 17, 2008